UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4626

                          Tax-Free Trust or Oregon
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	9/30

				Date of reporting period:	3/31/09

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS



SEMI-ANNUAL
REPORT

MAY 31, 2009

                                TAX-FREE TRUST OF
                                     OREGON

                          A TAX-FREE INCOME INVESTMENT

                       [LOGO OF TAX-FREE TRUST OF OREGON:
                          A SQUARE WITH TWO PINE TREES
                             IN FRONT OF A MOUNTAIN]

[LOGO OF THE AQUILA
GROUP OF FUNDS:                  ONE OF THE
AN EAGLE'S HEAD]           AQUILA GROUP OF FUNDS(R)

[LOGO OF TAX-FREE SERVING OREGON INVESTORS FOR MORE THAN TWO DECADES TRUST OF OREGON:
A SQUARE WITH               TAX-FREE TRUST OF OREGON
TWO PINE TREES
IN FRONT OF A           "TRANSPARENCY - OUR PHILOSOPHY,
MOUNTAIN]                      NOT JUST A WORD"

                                                                       May, 2009

Dear Fellow Shareholder:

      For those of you who attended Tax-Free Trust of Oregon's recent Annual or Outreach Meeting of Shareholders, you will remember that "transparency" was part of our theme that day. Since we think the message is so important, we thought we would share it with all our shareholders, some of whom were unable to attend.

      As I am sure you have noticed, one of the latest "buzz words" found in the financial press and otherwise is transparency. In the financial world, transparency refers to conducting one's business in an open and accountable way.

      We wish to assure you that here at Tax-Free Trust of Oregon, transparency is not a "buzz word" - it is, and always has been, the way we do business.

      As you may know, the mutual fund industry is one of the most highly regulated industries in the entire nation. By law, mutual funds are required to provide shareholders and potential shareholders with a wide variety of information. At Tax-Free Trust of Oregon, we have continually sought to go above and beyond any and all legal requirements.

      We have always strived to keep you as informed as possible about your investment through a broad variety of communication efforts.

      One of the best examples of these efforts is our Annual Shareholder Meetings. Since the inception of the Trust we have held Annual and Outreach informational meetings in convenient locations specifically designed with you, our shareholders, in mind.

      It is worthy to note that we are one of the few mutual fund groups that actually hold Annual Meetings and one of very few mutual fund groups that actively encourage shareholder participation.

      Our meetings are structured to try to provide you with as much information as possible about your Trust. At the same time, we also want to hear from you, our shareholders, because your input helps us in our desire to continue to provide you with as high a quality product as possible with Tax-Free Trust of Oregon.

      You can be assured that we will personally be available to meet with you year after year. And, with this in mind, we know that we better handle things properly - or we will hear about it for sure!

                      NOT A PART OF THE SEMI-ANNUAL REPORT

      We have also continually sought to keep you as informed as possible about your Trust through:

            o     informational "Thoughts For The Month,"

            o letters, such as this one, attached to our Annual and Semi-Annual reports, and

            o     other special communications.

      We furthermore make every effort to leave out fancy terms and financial jargon, in order to speak to you in plain English. Why? We do this because we truly want you (and every one of our shareholders) to know as much as you'd like about your investment.

      And, you can additionally be assured that non-routine shareholder matters get the full attention of Aquila's management. Letters sent to our headquarters often end up squarely on one or both of our desks.

      So, there is no getting lost in the shuffle at Tax-Free Trust of Oregon and the Aquila Group of Funds. It's pretty easy for you to communicate with those of us right at the top.

      We do this because we truly believe that it is:

            o     YOUR money,

            o     invested in YOUR Trust,

            o     invested right here in projects in YOUR communities.

      In short, we have always strived to operate in as TRANSPARENT a manner as possible (and intend to continue to do so) because we feel you have the right to know as much as you would like about your investment in Tax-Free Trust of Oregon.

      Thank you for your loyalty and confidence.

                                   Sincerely,


/s/ Lacy B. Herrmann                                  /s/ Diana P. Herrmann

Lacy B. Herrmann                                      Diana P. Herrmann
Founder and Chairman Emeritus                         Vice Chair and President

                      NOT A PART OF THE SEMI-ANNUAL REPORT

                            TAX-FREE TRUST OF OREGON
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

                                                                                    RATING
  PRINCIPAL                                                                         MOODY'S/
   AMOUNT       STATE OF OREGON GENERAL OBLIGATION BONDS (41.0%)                      S&P          VALUE
------------    ----------------------------------------------------------------   ---------    ------------
                Bend, Oregon Transportation Highway System
                   (National-re Insured)
$  1,135,000    5.300%, 09/01/17 ...............................................      A1/NR     $  1,173,647
                Benton and Linn Counties, Oregon School District
                   #509J (Financial Security Assurance Insured)
   4,670,000    5.000%, 06/01/21 pre-refunded ..................................     Aa2/NR        5,296,527
                Chemeketa, Oregon Community College District
                   (Financial Guaranty Insurance Corporation Insured)
   1,385,000    5.500%, 06/01/14 Escrowed to Maturity ..........................     NR/NR*        1,582,085
                Chemeketa, Oregon Community College District
                   (State School Guaranty Program)
   1,235,000    5.000%, 06/15/25 ...............................................      NR/AA        1,308,705
   1,540,000    5.000%, 06/15/26 ...............................................      NR/AA        1,619,911
                Clackamas, Oregon Community College District
                   (National-re Insured)
   1,535,000    5.000%, 05/01/25 ...............................................     A1/AA-        1,567,956
                Clackamas, Oregon School District #12 (North
                   Clackamas) Convertible Capital Appreciation
                   Bonds (Financial Security Assurance Insured)
                   (converts to a 5% coupon on 06/15/11)
   4,250,000    zero coupon, 06/15/29 ..........................................     Aa2/AAA       3,708,082
                Clackamas County, Oregon School District #12
                   (North Clackamas) (Financial Security
                   Assurance Insured)
   2,000,000    4.500%, 06/15/30 ...............................................     Aa2/AAA       1,851,860
   3,115,000    4.750%, 06/15/31 ...............................................     Aa2/AAA       2,982,862
                Clackamas County, Oregon School District #62
                   (Oregon City) (State School Bond Guaranty Program)
   1,055,000    5.500%, 06/15/20 pre-refunded ..................................     Aa2/AAA       1,118,026
                Clackamas County, Oregon School District #86
                   (Canby) (Financial Security Assurance Insured)
   2,240,000    5.000%, 06/15/19 ...............................................     Aa2/AAA       2,407,597
                Clackamas County, Oregon School District #108
                   (Estacada) (Financial Security Assurance Insured)
   1,295,000    5.375%, 06/15/17 pre-refunded ..................................     Aa3/AAA       1,419,152
   2,000,000    5.000%, 06/15/25 pre-refunded ..................................     Aa3/AAA       2,175,460

                                                                                    RATING
  PRINCIPAL                                                                         MOODY'S/
   AMOUNT       STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)                  S&P          VALUE
------------    ----------------------------------------------------------------   ---------    ------------
                Clackamas County, Oregon School District #115
                   (Gladstone) National-re Insured) (State
                   School Bond Guaranty Program)
$  5,000,000    zero coupon, 06/15/27 ..........................................     Baa1/AA    $  1,777,850
                Clackamas County, Oregon Tax Allocation
     705,000    6.500%, 05/01/20 ...............................................     NR/NR*          623,939
                Clackamas & Washington Counties, Oregon School
                   District #3J (West Linn - Wilsonville) (State School
                   Bond Guaranty Program)
   2,000,000    4.500%, 06/15/29 ...............................................     Aa2/AA        1,935,380
   2,000,000    4.750%, 06/15/32 ...............................................     Aa2/AA        1,955,840
   3,000,000    5.000%, 06/15/33 ...............................................     Aa2/AA        3,009,300
                Columbia County, Oregon School District #502
                   (National-re Financial Guaranty Insurance
                   Corporation Insured)
   2,070,000    zero coupon, 06/01/15 ..........................................     A2/AA-        1,692,991
                Deschutes County, Oregon (Financial Security
                   Assurance Insured)
   2,260,000    5.000%, 12/01/16 ...............................................    Aa3/NR**       2,428,528
                Deschutes County, Oregon Administrative School
                   District #1 (Bend-LaPine) (Financial Security
                   Assurance Insured)
   1,145,000    5.500%, 06/15/14 pre-refunded ..................................    Aa2/NR**       1,259,202
   1,300,000    5.500%, 06/15/16 pre-refunded ..................................    Aa2/NR**       1,429,662
   1,355,000    5.500%, 06/15/18 pre-refunded ..................................    Aa2/NR**       1,490,148
   3,000,000    5.125%, 06/15/21 pre-refunded ..................................    Aa2/NR**       3,274,770
                Deschutes County, Oregon School District #6 (Sisters)
                   (Financial Security Assurance Insured)
   1,735,000    5.250%, 06/15/19 ...............................................     Aa3/AAA       2,012,860
   1,030,000    5.250%, 06/15/21 ...............................................     Aa3/AAA       1,183,367
                Deschutes and Jefferson Counties, Oregon School
                   District #02J (Redmond) (National-re Financial
                   Guaranty Insurance Corporation Insured)
   1,000,000    5.000%, 06/15/21 ...............................................     Aa2/NR        1,046,950
   2,330,000    zero coupon, 06/15/22 ..........................................     Aa2/NR        1,286,603

                                                                                    RATING
  PRINCIPAL                                                                         MOODY'S/
   AMOUNT       STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)                  S&P          VALUE
------------    ----------------------------------------------------------------   ---------    ------------
                Deschutes and Jefferson Counties, Oregon School
                   District #02J (Redmond) (School Bond
                   Guaranty Program)
$  1,025,000    zero coupon, 06/15/23 ..........................................     Aa2/NR     $    534,373
   2,775,000    zero coupon, 06/15/29 ..........................................     Aa2/NR          972,249
   5,000,000    6.000%, 06/15/31 ...............................................     Aa2/NR        5,433,850
                Douglas County, Oregon School District  #116
                   (Winston-Dillard) (State School Bond
                   Guaranty Program
   1,020,000    5.625%, 06/15/20 pre-refunded ..................................      NR/AA        1,083,097
                Gresham, Oregon (Financial Security
                   Assurance Insured)
   1,155,000    5.375%, 06/01/18 ...............................................    Aa3/NR**       1,229,902
                Jackson County, Oregon School District #4
                   (Phoenix-Talent) (Financial Security
                   Assurance Insured)
   1,395,000    5.500%, 06/15/18 pre-refunded ..................................     Aa3/AAA       1,534,137
                Jackson County, Oregon School District #9 (Eagle
                   Point) (National-re Insured)
   2,080,000    5.500%, 06/15/15 ...............................................     Aa2/NR        2,423,262
   1,445,000    5.500%, 06/15/16 ...............................................     Aa2/NR        1,694,653
                Jackson County, Oregon School District #9 (Eagle
                   Point) (State School Bond Guaranty Program)
   1,120,000    5.625%, 06/15/17 pre-refunded ..................................     Aa2/NR        1,234,744
   1,880,000    5.000%, 06/15/21 pre-refunded ..................................     Aa2/NR        2,047,076
                Jackson County, Oregon School District #549
                   (Medford) (State School Bond Guaranty Program)
   1,750,000    5.000%, 06/15/12 ...............................................     Aa2/NR        1,943,533
                Jackson County, Oregon School District #549C
                   (Medford) (Financial Security Assurance Insured)
   2,000,000    4.750%, 12/15/29 ...............................................     Aa2/AAA       1,966,220
   3,000,000    5.000%, 12/15/32 ...............................................     Aa2/AAA       2,983,290

                                                                                    RATING
  PRINCIPAL                                                                         MOODY'S/
   AMOUNT       STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)                  S&P          VALUE
------------    ----------------------------------------------------------------   ---------    ------------
                Jackson County, Oregon School District #549C
                   (Medford) (School Board Guaranty)
$  1,000,000    4.625%, 06/15/27 ...............................................     Aa2/AA     $  1,002,540
   1,000,000    4.625%, 06/15/30 ...............................................     Aa2/AA          963,920
   1,000,000    5.000%, 06/15/33 ...............................................     Aa2/AA          991,610
                Jefferson County, Oregon School District #509J
                   (National-re Financial Guaranty Insurance
                   Corporation Insured)
   1,215,000    5.250%, 06/15/14 ...............................................      NR/AA        1,300,840
   1,025,000    5.250%, 06/15/17 ...............................................      NR/AA        1,080,073
                Josephine County, Oregon Three Rivers School
                   District (Financial Security Assurance Insured)
   1,780,000    5.250%, 06/15/18 pre-refunded ..................................    Aa2/NR**       1,945,807
                Keizer, Oregon
   2,500,000    5.200%, 06/01/31 ...............................................      A3/NR        2,335,975
                Lane County, Oregon School District #19 (Springfield)
                   (Financial Security Assurance Insured)
   3,425,000    zero coupon, 06/15/29 ..........................................     Aa2/NR          995,750
                Lane County, Oregon School District #40 (Creswell)
                   (State School Bond Guaranty Program)
   1,430,000    5.375%, 06/15/20 pre-refunded ..................................      NR/AA        1,514,184
                Linn County, Oregon School District #7 (Harrisburg)
                   (State School Bond Guaranty Program)
   1,660,000    5.500%, 06/15/19 pre-refunded ..................................      NR/AA        1,760,198
                Linn County, Oregon School District #9 (Lebanon)
                   (Financial Guaranty Insurance Corporation Insured)
                   State School Bond Guaranty Program)
   3,000,000    5.600%, 06/15/30 pre-refunded ..................................      NR/AA        3,459,060
                Linn County, Oregon School District #9 (Lebanon)
                   (National-re Insured) (State School Bond
                   Guaranty Program)
   2,500,000    5.000%, 06/15/30 ...............................................     Baa1/AA       2,502,900
                Metro, Oregon
   1,100,000    5.000%, 06/01/18 ...............................................     Aaa/AAA       1,255,595

                                                                                    RATING
  PRINCIPAL                                                                         MOODY'S/
   AMOUNT       STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)                  S&P          VALUE
------------    ----------------------------------------------------------------   ---------    ------------
                Morrow County, Oregon School District #1 (Financial
                   Security Assurance Insured)
$  1,710,000    5.250%, 06/15/19 ...............................................     Aa3/AAA    $  1,983,857
                Multnomah County, Oregon School District #7
                   (Reynolds)(State School Bond Guaranty Program)
     500,000    5.625%, 06/15/17 pre-refunded ..................................     Aa2/AA          550,650
   2,375,000    5.125%, 06/15/19 pre-refunded ..................................     Aa2/AA        2,589,795
                Multnomah and Clackamas Counties, Oregon School
                   District #10 (Gresham-Barlow) (Financial Security
                   Assurance Insured)
   1,500,000    5.500%, 06/15/18 pre-refunded ..................................     Aa3/AAA       1,647,870
   4,275,000    5.250%, 06/15/19 ...............................................     Aa2/AAA       4,959,641
   2,650,000    5.000%, 06/15/21 pre-refunded ..................................     Aa3/AAA       2,882,485
                Multnomah and Clackamas Counties, Oregon School
                   District #28JT (Centennial) (Financial Security
                   Assurance Insured)
   2,680,000    5.250%, 12/15/18 ...............................................    Aa3/NR**       3,125,175
                Multnomah and Clackamas Counties, Oregon School
                   District #51J (Riverdale) (State School Bond
                   Guaranty Program)
   1,250,000    zero coupon, 06/15/31 ..........................................      NR/AA          366,788
   1,300,000    zero coupon, 06/15/32 ..........................................      NR/AA          356,915
   1,325,000    zero coupon, 06/15/33 ..........................................      NR/AA          340,843
   1,365,000    zero coupon, 06/15/34 ..........................................      NR/AA          330,344
                Coast Community College District
                   (National-re Insured) (State School Bond Guaranty
                   Program)
   1,590,000    5.250%, 06/15/17 ...............................................     Aa2/NR        1,724,307
                Pacific City, Oregon Joint Water - Sanitary Authority
   1,830,000    4.800%, 07/01/27 ...............................................     NR/NR*        1,640,540
                Polk, Marion & Benton Counties, Oregon School
                   District #13J (Central) (Financial Security
                   Assurance Insured)
   1,520,000    5.000%, 06/15/21 ...............................................     Aa3/AAA       1,645,172

                                                                                    RATING
  PRINCIPAL                                                                         MOODY'S/
   AMOUNT       STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)                  S&P          VALUE
------------    ----------------------------------------------------------------   ---------    ------------
                Portland, Oregon
$  1,000,000    4.600%, 06/01/14 ...............................................     Aaa/NR     $  1,028,970
   2,975,000    zero coupon, 06/01/15 ..........................................     Aa1/NR        2,419,925
   1,120,000    5.125%, 06/01/18 ...............................................     Aaa/NR        1,123,853
   9,570,000    4.350%, 06/01/23 ...............................................     Aa1/NR        9,729,819
                Portland, Oregon Community College District
                   (Financial Guaranty Insurance Corporation Insured)
   1,395,000    5.000%, 06/01/17 pre-refunded ..................................     Aa2/AA        1,515,235
                Salem-Keizer, Oregon School District #24J (Financial
                   Security Assurance Insured)
   1,000,000    5.000%, 06/15/19 ...............................................     Aa2/AAA       1,083,060
                Salem-Keizer, Oregon School District #24J (State
                   School Bond Guaranty Program)
   4,000,000    zero coupon, 06/15/28 ..........................................     Aa2/AA        1,357,080
   3,090,000    zero coupon, 06/15/29 ..........................................     Aa2/AA          971,681
   3,500,000    zero coupon, 06/15/30 ..........................................     Aa2/AA        1,026,585
                Southwestern Oregon Community College District
                   (National-re Insured)
   1,120,000    6.000%, 06/01/25 pre-refunded ..................................      A2/AA        1,189,194
                State of Oregon
     500,000    6.000%, 10/01/29 ...............................................     Aa2/AA          544,925
                State of Oregon Board of Higher Education
     820,000    zero coupon, 08/01/16 ..........................................     Aa2/AA          629,530
   2,000,000    5.000%, 08/01/21 ...............................................     Aa2/AA        2,152,400
   1,000,000    5.000%, 08/01/34 ...............................................     Aa2/AA        1,002,890
   1,000,000    5.000%, 08/01/38 ...............................................     Aa2/AA        1,000,670
                State of Oregon Elderly and Disabled Housing
      30,000    6.250%, 08/01/13 ...............................................     Aa2/AA           29,996
                State of Oregon Veterans' Welfare
     565,000    5.200%, 10/01/18 ...............................................     Aa2/AA          569,441
     550,000    4.800%, 12/01/22 ...............................................     Aa2/AA          568,728
     400,000    4.900%, 12/01/26 ...............................................     Aa2/AA          405,888

                                                                                    RATING
  PRINCIPAL                                                                         MOODY'S/
   AMOUNT       STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)                  S&P          VALUE
------------    ----------------------------------------------------------------   ---------    ------------
                The Dalles, Oregon
$    230,000    4.000%, 06/01/20 ...............................................      NR/A+     $    232,456
     155,000    4.000%, 06/01/21 ...............................................      NR/A+          155,347
     130,000    4.125%, 06/01/22 ...............................................      NR/A+          130,438
     100,000    4.200%, 06/01/23 ...............................................      NR/A+          100,071
                Wasco County, Oregon School District #12 (The
                   Dalles) (Financial Security Assurance Insured)
   1,135,000    6.000%, 06/15/15 pre-refunded ..................................     Aa3/AAA       1,210,296
   1,400,000    5.500%, 06/15/17 ...............................................     Aa3/AAA       1,649,340
   1,790,000    5.500%, 06/15/20 ...............................................     Aa3/AAA       2,099,294
                Washington County, Oregon
   2,465,000    5.000%, 06/01/23 ...............................................     Aa2/NR        2,650,417
                Washington County, Oregon School District #15
                   (Forest Grove) (Financial Security Assurance Insured)
   1,760,000    5.375%, 06/15/16 pre-refunded ..................................    Aa2/NR**       1,930,755
   2,000,000    5.000%, 06/15/21 pre-refunded ..................................    Aa2/NR**       2,177,740
                Washington County, Oregon School District #48J
                   (Beaverton) (Assured Guaranty Corporation Insured)
   1,280,000    5.000%, 06/01/31 ...............................................     Aa2/AAA       1,283,968
   1,000,000    5.125%, 06/01/36 ...............................................     Aa2/AAA       1,000,320
                Yamhill County, Oregon School District #40
                   (McMinnville) (Financial Security Assurance
                   Insured)
   1,375,000    5.000%, 06/15/22 ...............................................    Aa2/NR**       1,435,033
                                                                                                ------------
                Total General Obligation Bonds .................................                 169,357,825
                                                                                                ------------
                STATE OF OREGON REVENUE BONDS (56.1%)

                AIRPORT REVENUE BONDS (0.9%)
                Jackson County, Oregon Airport Revenue (Syncora
                   Guarantee Inc.)
     750,000    5.250%, 12/01/32 ...............................................     Baa1/NR         642,660
                Port of Portland, Oregon Airport (AMBAC Indemnity
                   Corporation Insured)
   2,950,000     5.500%, 07/01/24 ..............................................     Baa1/A        2,970,532
                                                                                                ------------
                Total Airport Revenue Bonds ....................................                   3,613,192
                                                                                                ------------

                                                                                     RATING
  PRINCIPAL                                                                         MOODY'S/
   AMOUNT       STATE OF OREGON REVENUE BONDS (CONTINUED)                             S&P           VALUE
------------    ----------------------------------------------------------------   ---------    ------------
                CERTIFICATES OF PARTICIPATION REVENUE BONDS (6.4%)
                Oregon State Department of Administration Services
$  5,000,000    5.125%, 05/01/33 ...............................................     Aa3/AA-    $  4,941,850
                Oregon State Department of Administration Services
                   (AMBAC Indemnity Corporation Insured)
     500,000    5.375%, 05/01/14 ...............................................     Aa3/AA-         537,795
   3,500,000    6.000%, 05/01/26 pre-refunded ..................................     Aaa/A+        3,727,640
                State Department of Administrative Services
                   (National-re Financial Guaranty Insurance
                   Corporation Insured)
   2,000,000     5.000%, 11/01/20 ..............................................     Aa3/AA-       2,118,160
   2,660,000     5.000%, 11/01/23 ..............................................     Aa3/AA-       2,768,767
   2,945,000     5.000%, 11/01/24 ..............................................     Aa3/AA-       3,034,734
   1,475,000     5.000%, 11/01/26 ..............................................     Aa3/AA-       1,496,299
   3,880,000     5.000%, 11/01/27 ..............................................     Aa3/AA-       3,911,506
                Oregon State Department of Administrative Services
                   (Financial Security Assurance Insured)
     410,000     5.000%, 05/01/22 ..............................................     Aa3/AAA         426,367
   2,280,000     4.500%, 11/01/32 ..............................................     Aa3/AAA       2,026,852
   1,645,000     4.750%, 05/01/33 ..............................................     Aa3/AAA       1,585,500
                                                                                                ------------
                Total Certificates of Participation Revenue Bonds                                 26,575,470
                                                                                                ------------
                DEVELOPMENT REVENUE BONDS (1.3%)
                Portland, Oregon Economic Development
                   (Broadway Project)
   5,000,000     6.500%, 04/01/35 ..............................................      A2/A+        5,164,800
                                                                                                ------------
                Total Development Revenue Bonds                                                    5,164,800
                                                                                                ------------
                HOSPITAL REVENUE BONDS (9.6%)
                Clackamas County, Oregon Hospital Facilities
                   Authority (Legacy Health System)
   2,000,000     5.250%, 02/15/17 ..............................................      A2/A+        2,023,680
   2,980,000     5.250%, 02/15/18 ..............................................      A2/A+        3,005,509
   4,025,000     5.250%, 05/01/21 ..............................................      A2/A+        4,003,506
                Clackamas County, Oregon Hospital Facilities Authority
                   (Legacy Health System) (National-re Insured)
   2,650,000     4.750%, 02/15/11 ..............................................     A1/AA-        2,688,822

                                                                                     RATING
  PRINCIPAL                                                                         MOODY'S/
   AMOUNT       STATE OF OREGON REVENUE BONDS (CONTINUED)                             S&P           VALUE
------------    ----------------------------------------------------------------   ---------    ------------
                HOSPITAL REVENUE BONDS (CONTINUED)
                Deschutes County, Oregon Hospital Facilities
                   Authority (Cascade Health)
$  2,000,000     5.600%, 01/01/27 pre-refunded .................................      A2/NR     $  2,232,800
   3,500,000     8.000%, 01/01/28 ..............................................      A3/NR        3,817,905
   3,000,000     5.600%, 01/01/32 pre-refunded .................................      A2/NR        3,349,200
                Deschutes County, Oregon Hospital Facilities
                   Authority (Cascade Health) (AMBAC Insured)
   3,250,000    5.375%, 01/01/35 ...............................................      A3/NR        3,070,340
                Klamath Falls, Oregon Inter Community Hospital
                   (Merle West) (Assured Guaranty Corporation
                   Insured)
   4,000,000    5.000%, 09/01/36 ...............................................     NR/AAA        3,279,040
                Medford, Oregon Hospital Facilities Authority
                   (National-re Insured)
     345,000    5.000%, 08/15/18 ...............................................     Baa1/AA         326,204
                Multnomah County, Oregon Hospital Facilities
                   Authority (Providence Health System)
   1,390,000    5.250%, 10/01/22 ...............................................     Aa2/AA        1,403,858
                Multnomah County, Oregon Hospital Facilities
                   Authority (Terwilliger Plaza Project)
   1,250,000    5.250%, 12/01/36 ...............................................     NR/NR*          772,050
                Oregon Health Sciences University Series B
                   (National-re Insured)
   1,400,000    5.250%, 07/01/15 ...............................................    Baa1/AA-       1,399,762
                Salem, Oregon Hospital
   2,000,000    5.750%, 08/15/23 ...............................................      NR/A+        2,009,900
   3,300,000    4.500%, 08/15/30 ...............................................      NR/A+        2,587,398
                State of Oregon Health Housing Educational and
                   Cultural Facilities Authority (Peacehealth) (AMBAC
                   Indemnity Corporation Insured)
   2,300,000    5.250%, 11/15/17 ...............................................    Baa1/AA-       2,399,544
   1,430,000    5.000%, 11/15/32 ...............................................    Baa1/AA-       1,282,782
                                                                                                ------------
                Total Hospital Revenue Bonds                                                      39,652,300
                                                                                                ------------

                                                                                     RATING
  PRINCIPAL                                                                         MOODY'S/
   AMOUNT       STATE OF OREGON REVENUE BONDS (CONTINUED)                             S&P           VALUE
------------    ----------------------------------------------------------------   ---------    ------------
                HOUSING, EDUCATIONAL, AND CULTURAL REVENUE
                   BONDS (7.8%)
                Forest Grove, Oregon (Pacific University) (Radian
                   Insured)
$  4,000,000    5.000%, 05/01/22 ...............................................     A3/BBB+    $  3,348,880
                Forest Grove, Oregon Student Housing (Oak Tree
                   Foundation)
   5,750,000    5.500%, 03/01/37 ...............................................     NR/NR*        4,033,567
                Oregon Health Sciences University (National-re
                   Insured)
  11,550,000    zero coupon, 07/01/21 ..........................................    Baa1/AA-       5,572,644
   3,140,000    5.250%, 07/01/22 ...............................................    Baa1/AA-       2,996,942
                Oregon State Facilities Authority (Linfield College)
   2,115,000    5.000%, 10/01/25 ...............................................     Baa1/NR       1,703,188
                Oregon State Facilities Authority Revenue (University
                   of Portland)
   5,000,000    5.000%, 04/01/32 ...............................................     NR/BBB+       4,308,200
                Oregon State Facilities Authority Revenue (Willamette
                   University)
   5,000,000    5.000%, 10/01/32 ...............................................      NR/A         4,490,500
                State of Oregon Housing and Community Services
       5,000    5.900%, 07/01/12 ...............................................     Aa2/NR            5,002
      65,000    6.700%, 07/01/13 ...............................................     Aa2/NR           65,131
     270,000    6.000%, 07/01/20 ...............................................     Aa2/NR          269,862
   2,500,000    4.650%, 07/01/25 ...............................................     Aa2/NR        2,389,875
     915,000    5.400%, 07/01/27 ...............................................     Aa2/NR          917,288
   2,000,000    5.350%, 07/01/30 ...............................................     Aa2/NR        2,010,920
                                                                                                ------------
                Total Housing, Educational, and Cultural Revenue
                   Bonds .......................................................                  32,111,999
                                                                                                ------------
                TRANSPORTATION REVENUE BONDS (6.7%)
                Oregon St. Department Transportation Highway
                   Usertax
   3,025,000    5.500%, 11/15/18 pre-refunded ..................................     Aa2/AAA       3,470,099
   2,555,000    5.375%, 11/15/18 pre-refunded ..................................     Aa2/AAA       2,742,358
   1,200,000    5.000%, 11/15/22 ...............................................     Aa2/AAA       1,256,088
   1,260,000    5.000%, 11/15/23 ...............................................     Aa2/AAA       1,311,194

                                                                                     RATING
  PRINCIPAL                                                                         MOODY'S/
   AMOUNT       STATE OF OREGON REVENUE BONDS (CONTINUED)                             S&P           VALUE
------------    ----------------------------------------------------------------   ---------    ------------
                Oregon St. Department Transportation Highway
                   Usertax (continued)
$  4,545,000    5.125%, 11/15/26 pre-refunded ..................................     Aa2/AAA    $  5,153,712
   2,155,000    5.000%, 11/15/28 ...............................................     Aa2/AAA       2,183,489
   1,000,000    5.000%, 11/15/29 ...............................................     Aa2/AAA       1,006,270
   2,165,000    4.500%, 11/15/32 ...............................................     Aa2/AAA       1,976,926
   3,510,000    5.000%, 11/15/33 ...............................................     Aa2/AAA       3,520,881
                Tri-County Metropolitan Transportation District, Oregon
   1,440,000    5.750%, 08/01/16 pre-refunded ..................................     Aa3/AAA       1,540,915
   1,775,000    5.000%, 09/01/16 ...............................................     Aa3/AAA       1,914,568
                Tri-County Metropolitan Transportation District,
                   Oregon (LOC: U.S. Bank NA)
   1,650,000    5.400%, 06/01/19 pre-refunded ..................................     NR/AAA        1,679,568
                                                                                                ------------
                Total Transportation Revenue Bonds .............................                  27,756,068
                                                                                                ------------
                URBAN RENEWAL REVENUE BONDS (3.5%)
                Portland, Oregon Airport Way Renewal and
                   Redevelopment (AMBAC Indemnity Corporation
                   Insured)
   1,640,000    6.000%, 06/15/14 pre-refunded ..................................     Aa3/NR        1,765,099
   1,765,000    5.750%, 06/15/20 pre-refunded ..................................     Aa3/NR        1,894,375
                Portland, Oregon River District Urban Renewal and
                   Redevelopment (AMBAC Indemnity Corporation
                   Insured)
   1,915,000    5.000%, 06/15/20 ...............................................      A3/NR        1,988,996
                Portland, Oregon Urban Renewal Tax Allocation
                   (AMBAC Indemnity Corporation Insured)
                   (Convention Center)
   1,150,000    5.750%, 06/15/18 ...............................................     Aa3/NR        1,189,457
   2,000,000    5.450%, 06/15/19 ...............................................     Aa3/NR        2,056,880
                Portland, Oregon Urban Renewal Tax Allocation
                   (Interstate Corridor) (National-re Financial Guaranty
                   Insurance Corporation Insured)
   1,890,000    5.250%, 06/15/20 ...............................................      A3/NR        1,919,805
   1,810,000    5.250%, 06/15/21 ...............................................      A3/NR        1,833,729
   2,030,000    5.000%, 06/15/23 ...............................................      A3/NR        1,953,631
                                                                                                ------------
                Total Urban Renewal Revenue Bonds ..............................                  14,601,972
                                                                                                ------------

                                                                                     RATING
  PRINCIPAL                                                                         MOODY'S/
   AMOUNT       STATE OF OREGON REVENUE BONDS (CONTINUED)                             S&P           VALUE
------------    ----------------------------------------------------------------   ---------    ------------
                UTILITY REVENUE BONDS (1.7%)
                Emerald Peoples Utility District, Oregon (Financial
                   Security Assurance Insured)
$  1,455,000    5.250%, 11/01/22 ...............................................    Aa3/NR**    $  1,492,379
                Eugene, Oregon  Electric Utility
   5,635,000    5.000%, 08/01/30 ...............................................     A1/AA-        5,634,606
                                                                                                ------------
                Total Utility Revenue Bonds                                                        7,126,985
                                                                                                ------------
                WATER AND SEWER REVENUE BONDS (16.1%)
                Klamath Falls, Oregon Wastewater (AMBAC Indemnity
                   Corporation Insured)
   1,545,000    5.650%, 06/01/20 pre-refunded ..................................     Baa1/A        1,637,932
                Klamath Falls, Oregon Water (Financial Security
                   Assurance Insured)
   1,575,000    5.500%, 07/01/16 ...............................................     Aa3/AAA       1,737,461
                Lane County, Oregon Metropolitan Wastewater
   2,500,000    5.250%, 11/01/28 ...............................................     A1/AA-        2,568,075
                Lebanon, Oregon Wastewater (Financial Security
                   Assurance Insured)
   1,000,000    5.700%, 03/01/20 ...............................................     Aa3/AAA       1,024,420
                Portland, Oregon Sewer System
   5,000,000    5.000%, 06/15/33 ...............................................      A1/AA        4,889,750
                Portland, Oregon Sewer System (Financial Guaranty
                   Insurance Corporation Insured)
   2,500,000    5.750%, 08/01/19 pre-refunded ..................................     Aa3/AA-       2,673,450
                Portland, Oregon Sewer System (Financial Security
                   Assurance Insured)
   2,760,000    5.250%, 06/01/17 ...............................................     Aa3/AAA       3,004,508
   4,595,000    5.000%, 06/01/17 ...............................................     Aa3/AAA       5,116,487
   3,470,000    5.000%, 06/01/21 ...............................................     Aa3/AAA       3,640,967
                Portland, Oregon Sewer System (National-re Insured)
   4,410,000    5.000%, 06/15/25 ...............................................      NR/AA        4,574,228
   4,630,000    5.000%, 06/15/26 ...............................................      NR/AA        4,776,493
   1,610,000    5.000%, 06/15/27 ...............................................      NR/AA        1,650,975
                Portland, Oregon Water System
   2,420,000    5.500%, 08/01/19 pre-refunded ..................................     Aa1/NR        2,581,583
   1,235,000    5.500%, 08/01/20 pre-refunded ..................................     Aa1/NR        1,317,461

                                                                                     RATING
  PRINCIPAL                                                                         MOODY'S/
   AMOUNT       STATE OF OREGON REVENUE BONDS (CONTINUED)                             S&P           VALUE
------------    ----------------------------------------------------------------   ---------    ------------
                Portland, Oregon Water System (National-re Insured)
$  2,725,000    4.500%, 10/01/27 ...............................................     Aa2/NR     $  2,635,239
                Salem, Oregon Water & Sewer (Financial Security
                   Assurance Insured)
   1,000,000    5.375%, 06/01/15 ...............................................     Aa3/AAA       1,153,930
   1,970,000    5.375%, 06/01/16 pre-refunded ..................................     Aa3/AAA       2,082,231
   3,025,000    5.500%, 06/01/20 pre-refunded ..................................     Aa3/AAA       3,201,690
                Sunrise Water Authority, Oregon (Financial Security
                   Assurance Insured)
   2,630,000    5.000%, 03/01/19 ...............................................     Aa3/AAA       2,791,876
   1,350,000    5.250%, 03/01/24 ...............................................     Aa3/AAA       1,404,365
                Sunrise Water Authority, Oregon (Syncora Guarantee
                   Inc.)
   1,000,000    5.000%, 09/01/25 ...............................................     NR/BBB-         920,910
                Washington County, Oregon Clean Water Services
   4,000,000    5.000%, 10/01/28 ...............................................     Aa3/AA-       4,019,440
                County, Oregon Clean Water Services
                   (National-re Financial Guaranty Insurance
                   Corporation Insured)
     995,000    5.000%, 10/01/13 ...............................................     Aa3/AA        1,060,262
   3,525,000    5.125%, 10/01/17 ...............................................     Aa3/AA        3,665,824
                Washington County, Oregon Clean Water Services
                   (National-re Insured)
   2,235,000    5.250%, 10/01/15 ...............................................     Aa3/AA        2,588,286
                                                                                                ------------
                Total Water and Sewer Revenue Bonds                                               66,717,843
                                                                                                ------------
                OTHER REVENUE BONDS (2.1%)
                Oregon State Department of Administration Services
                   (Lottery Revenue)
   2,500,000    5.000%, 04/01/29 ...............................................     Aa3/AAA       2,493,725
                Oregon State Department of Administration Services
                   (Lottery Revenue) (Financial Security Assurance
                   Insured)
   2,700,000    5.000%, 04/01/19 ...............................................     Aa3/AAA       2,880,279
   3,000,000    5.000%, 04/01/27 ...............................................     Aa3/AAA       3,130,470
                                                                                                ------------
                Total Other Revenue Bonds ......................................                   8,504,474
                                                                                                ------------
                Total Revenue Bonds ............................................                 231,825,103
                                                                                                ------------

                                                                                    RATING
  PRINCIPAL                                                                         MOODY'S/
   AMOUNT       U.S. TERRITORY BONDS (1.3%)                                           S&P           VALUE
------------    ----------------------------------------------------------------   ---------    ------------
                Puerto Rico Commonwealth Aqueduct & Sewer
                   Authority (Assured Guaranty Corporation Insured)
$  3,000,000    5.000%, 07/01/28 ...............................................     Aa2/AAA    $  2,846,910
                Puerto Rico Commonwealth General Obligation
                   (National-re Insured)
   1,270,000    6.000%, 07/01/28 ...............................................     Baa1/AA       1,242,936
                Puerto Rico Electric Power Authority
   1,000,000    5.250%, 07/01/33 ...............................................     A3/BBB+         820,470
                Puerto Rico Municipal Finance Agency (Financial
                   Security Assurance Insured)
     500,000    5.250%, 08/01/16 ...............................................     Aa3/AAA         506,655
                                                                                                ------------
                Total U.S. Territory Bonds .....................................                   5,416,971
                                                                                                ------------
                Total Municipal Bonds (cost $400,539,559-note 4) ...............      98.4%      406,599,899
                Other assets less liabilities ..................................       1.6         6,614,689
                                                                                     -----      ------------
                Net Assets .....................................................     100.0%     $413,214,588
                                                                                     =====      ============

                (*)     Any  security  not  rated  (NR)  by any of the  approved
                        credit  rating  services  has  been  determined  by  the
                        Investment  Sub-Adviser to have sufficient quality to be
                        ranked in the top four credit ratings if a credit rating
                        were to be assigned by a rating service.
                (**)    Fitch Rated AAA

                                                                      PERCENT OF
                PORTFOLIO DISTRIBUTION BY QUALITY RATING              PORTFOLIO+
                --------------------------------------------------    ----------
                Aaa of Moody's or AAA of S&P or AAA of Fitch .....      24.6%
                Pre-refunded bonds ++ ............................      22.2
                Aa of Moody's or AA of S&P .......................      37.5
                A of Moody's or S&P ..............................      12.1
                Baa of Moody's or BBB of S&P .....................       1.9
                Not rated* .......................................       1.7
                                                                       -----
                                                                       100.0%
                                                                       =====

                + Calculated using the highest rating of the three rating services.
                ++ Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

Note: National Public Finance Guarantee Corporation (National-re) is the new name for MBIA Inc.'s U.S. public finance platform.

                            PORTFOLIO ABBREVIATIONS:
                            ------------------------

AMBAC - American Municipal Bond Assurance Corp.
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance
National-re - National Public Finance Guarantee Corporation
National-re FGIC - Reinsured FGIC bonds
NR - Not Rated

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                       STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2009 (UNAUDITED)

ASSETS
  Investments at value (cost $400,539,559) ...............................................    $  406,599,899
  Cash ...................................................................................         4,261,441
  Interest receivable ....................................................................         5,662,647
  Receivable for Trust shares sold .......................................................           526,971
  Receivable for investment securities sold ..............................................            48,875
  Other assets ...........................................................................            11,258
                                                                                              --------------
  Total assets ...........................................................................       417,111,091
                                                                                              --------------
LIABILITIES
  Payable for investment securities purchased ............................................         2,461,175
  Payable for Trust shares redeemed ......................................................           678,826
  Dividends payable ......................................................................           445,663
  Management fees payable ................................................................           139,405
  Distribution and service fees payable ..................................................            56,418
  Accrued expenses .......................................................................           115,016
                                                                                              --------------
  Total liabilities ......................................................................         3,896,503
                                                                                              --------------
NET ASSETS ...............................................................................    $  413,214,588
                                                                                              ==============
  Net Assets consist of:
  Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share ....    $      393,752
  Additional paid-in capital .............................................................       407,290,243
  Net unrealized appreciation on investments (note 4) ....................................         6,060,340
  Undistributed net investment income ....................................................           526,918
  Accumulated net realized loss on investments ...........................................        (1,056,665)
                                                                                              --------------
                                                                                              $  413,214,588
                                                                                              ==============
CLASS A
  Net Assets .............................................................................    $  333,949,271
                                                                                              ==============
  Capital shares outstanding .............................................................        31,817,308
                                                                                              ==============
  Net asset value and redemption price per share .........................................    $        10.50
                                                                                              ==============
  Maximum offering price per share (100/96 of $10.50 adjusted to nearest cent) ...........    $        10.94
                                                                                              ==============
CLASS C
  Net Assets .............................................................................    $   16,875,987
                                                                                              ==============
  Capital shares outstanding .............................................................         1,609,357
                                                                                              ==============
  Net asset value and offering price per share ...........................................    $        10.49
                                                                                              ==============
  Redemption price per share (* a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
    during the first 12 months after purchase) ...........................................    $        10.49*
                                                                                              ==============
CLASS Y
  Net Assets .............................................................................    $   62,389,330
                                                                                              ==============
  Capital shares outstanding .............................................................         5,948,561
                                                                                              ==============
  Net asset value, offering and redemption price per share ...............................    $        10.49
                                                                                              ==============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                             STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED MARCH 31, 2009 (UNAUDITED)

INVESTMENT INCOME:
  Interest income .........................................................                     $  9,738,500

EXPENSES:
  Management fees (note 3) ................................................    $    797,717
  Distribution and service fees (note 3) ..................................         326,625
  Transfer and shareholder servicing agent fees ...........................         116,714
  Trustees' fees and expenses (note 8) ....................................         100,229
  Legal fees (note 3) .....................................................          39,399
  Shareholders' reports and proxy statements ..............................          34,765
  Custodian fees (note 6) .................................................          16,129
  Registration fees and dues ..............................................          12,786
  Auditing and tax fees ...................................................          11,533
  Insurance ...............................................................           8,874
  Chief compliance officer (note 3) .......................................           2,002
  Miscellaneous ...........................................................          22,873
                                                                               ------------
                                                                                  1,489,646
  Expenses paid indirectly (note 6) .......................................          (4,709)
                                                                               ------------
  Net expenses ............................................................                        1,484,937
                                                                                                ------------
  Net investment income ...................................................                        8,253,563

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) from securities transactions ...................        (876,094)
  Change in unrealized appreciation on investments ........................      15,453,306
                                                                               ------------

  Net realized and unrealized gain (loss) on investments ..................                       14,577,212
                                                                                                ------------
  Net change in net assets resulting from operations ......................                     $ 22,830,775
                                                                                                ============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                       Six Months Ended
                                                                        March 31, 2009       Year Ended
                                                                          (unaudited)    September 30, 2008
                                                                       ----------------  ------------------
OPERATIONS:
  Net investment income .............................................    $   8,253,563     $  16,026,688
  Net realized gain (loss) from securities transactions .............         (876,094)          (70,279)
  Change in unrealized appreciation on investments ..................       15,453,306       (22,601,723)
                                                                         -------------     -------------
    Change in net assets resulting from operations ..................       22,830,775        (6,645,314)
                                                                         -------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
  Class A Shares:
  Net investment income .............................................       (6,629,319)      (12,994,601)

  Class C Shares:
  Net investment income .............................................         (275,055)         (648,973)

  Class Y Shares:
  Net investment income .............................................       (1,258,730)       (2,237,833)
                                                                         -------------     -------------
    Change in net assets from distributions .........................       (8,163,104)      (15,881,407)
                                                                         -------------     -------------

CAPITAL SHARE TRANSACTIONS (note 7):
  Proceeds from shares sold .........................................       34,020,587        59,920,079
  Reinvested dividends and distributions ............................        4,589,178         9,104,476
  Cost of shares redeemed ...........................................      (39,809,532)      (57,366,111)
                                                                         -------------     -------------
    Change in net assets from capital share transactions ............       (1,199,767)       11,658,444
                                                                         -------------     -------------

    Change in net assets ............................................       13,467,904       (10,868,277)

NET ASSETS:
  Beginning of period ...............................................      399,746,684       410,614,961
                                                                         -------------     -------------
  End of period* ....................................................    $ 413,214,588     $ 399,746,684
                                                                         =============     =============

  * Includes undistributed net investment income of: ................    $     526,918     $     436,459
                                                                         =============     =============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                          NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2009 (UNAUDITED)

1. ORGANIZATION

      Tax-Free Trust of Oregon (the "Trust") is a separate portfolio of The Cascades Trust. The Cascades Trust (the "Business Trust") is an open-end investment company, which was organized on October 17, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust is a non-diversified portfolio which commenced operations on June 16, 1986 and until April 5, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C Shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y Shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y Shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On January 31, 1998 the Trust established Class I Shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares carry a distribution fee and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) FAIR VALUE MEASUREMENTS: The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), effective October 1, 2008. SFAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Trust's investments are assigned levels based upon the observability.

      The three-tier hierarchy of inputs is summarized below:

      Level 1 - quoted prices in active markets for identical securities

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      The following is a summary of the valuation inputs, representing 100% of the Trust's investments, used to value the Trust's net assets as of March 31, 2009:

      VALUATION INPUTS                                 INVESTMENTS IN SECURITIES
      ----------------                                 -------------------------
      Level 1 - Quoted Prices ........................                  -
      Level 2 - Other Significant Observable Inputs ..       $406,599,899
      Level 3 - Significant Unobservable Inputs ......                  -
                                                             ------------
      Total ..........................................       $406,599,899
                                                             ============

c) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

d) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

      The Trust has adapted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Management has reviewed the tax positions for each of the open tax years (2005-2009) and has determined that implementation of FIN 48 did not have a material impact on the Trust's financial statements.

e) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

f) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

g) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. On September 30, 2008, there were no permanent items identified that have been reclassified among components of net assets.

h) ACCOUNTING PRONOUNCEMENT: In April 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Trust's financial statement disclosures.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a Sub-Adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Trust and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Trust's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40% of the Trust's net assets.

      FAF Advisors, Inc. (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Trust's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.18% of the Trust's net assets.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the six months ended March 31, 2009, service fees on Class A Shares amounted to $242,048 of which the Distributor retained $13,245.

      Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's average net assets represented by Class C Shares and for the six months ended March 31, 2009, amounted to $63,433. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's average net assets represented by Class C Shares and for the six months ended March 31, 2009, amounted to $21,144. The total of these payments made with respect to Class C Shares amounted to $84,577, of which the Distributor retained $19,218.

      Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various brokerage and advisory firms ("intermediaries"), the Trust's shares are sold primarily through the facilities of these intermediaries having offices within Oregon, with the bulk of sales commissions inuring to such intermediaries. For the six months ended March 31, 2009, total commissions on sales of Class A Shares amounted to $302,065 of which the Distributor received $59,006.

c) OTHER RELATED PARTY TRANSACTIONS

      For the six months ended March 31, 2009, the Trust incurred $39,279 of legal fees allocable to Butzel Long PC, counsel to the Trust, for legal services in conjunction with the Trust's ongoing operations. The Secretary of the Trust is a shareholder in that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the six months ended March 31, 2009, purchases of securities and proceeds from the sales of securities aggregated $51,956,031 and $49,027,640, respectively.

      At March 31, 2009, the aggregate tax cost for all securities was $400,013,866. At March 31, 2009, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $16,111,551 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $9,525,518 for a net unrealized appreciation of $6,586,033.

5. PORTFOLIO ORIENTATION

      Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Oregon, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Oregon and whatever effects these may have upon Oregon issuers' ability to meet their obligations. Two such developments, Measure 5, a 1990 amendment to the Oregon Constitution, as well as Measures 47 and 50, limit the taxing and spending authority of certain Oregon governmental entities. These amendments could have an adverse effect on the general financial condition of certain municipal entities that would impair the ability of certain Oregon issuer's to pay interest and principal on their obligations.

6. EXPENSES

      The Trust has negotiated an expense offset arrangement with its custodian, wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                                       Six Months Ended
                                                         March 31, 2009                       Year Ended
                                                           (unaudited)                    September 30, 2008
                                                      Shares          Amount            Shares          Amount
                                                    ----------     ------------       ----------     ------------
CLASS A SHARES:
  Proceeds from shares sold ..................       1,883,544     $ 19,336,611        2,708,755     $ 28,860,028
  Reinvested dividends and
    distributions ............................         395,499        4,068,855          737,413        7,833,815
  Cost of shares redeemed ....................      (2,472,079)     (25,045,364)      (2,893,080)     (30,811,101)
                                                    ----------     ------------       ----------     ------------
    Net change ...............................        (193,036)      (1,639,898)         553,088        5,882,742
                                                    ----------     ------------       ----------     ------------
CLASS C SHARES:
  Proceeds from shares sold ..................         205,519        2,139,413          296,648        3,162,360
  Reinvested dividends and
    distributions ............................          16,363          168,109           36,361          386,263
  Cost of shares redeemed ....................        (361,427)      (3,719,599)        (953,455)     (10,168,628)
                                                    ----------     ------------       ----------     ------------
    Net change ...............................        (139,545)      (1,412,077)        (620,446)      (6,620,005
                                                    ----------     ------------       ----------     ------------
CLASS Y SHARES:
  Proceeds from shares sold ..................       1,227,167       12,544,563        2,621,931       27,897,691
  Reinvested dividends and
    distributions ............................          34,365          352,214           83,671          884,398
  Cost of shares redeemed ....................      (1,091,084)     (11,044,569)      (1,536,728)     (16,386,382)
                                                    ----------     ------------       ----------     ------------
    Net change ...............................         170,448        1,852,208        1,168,874       12,395,707
                                                    ----------     ------------       ----------     ------------
Total transactions in Trust
  shares .....................................        (162,133)    $ (1,199,767)       1,101,516     $ 11,658,444
                                                    ==========     ============       ==========     ============

8. TRUSTEES' FEES AND EXPENSES

      At March 31, 2009 there were 7 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the six months ended March 31, 2009 was $78,464, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional meetings (Audit, Nominating, Shareholder and special meetings) are held, meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and at the Annual Meetings of Shareholders. For the six months ended March 31, 2009, such meeting-related expenses amounted to $21,765.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option.

      The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Oregon income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. At September 30, 2008, the Trust had a capital loss carryforward of $32,810 which expires in 2016.

      As of September 30, 2008 there were post-October capital loss deferrals of $147,761 which will be recognized in the following year.

      The tax character of distributions:

                                        Year Ended September 30,
                                           2008           2007
                                       -----------    -----------
      Net tax-exempt income            $15,881,178    $15,834,173
      Ordinary income                          229        121,843
      Capital gain                              --         74,089
                                       -----------    -----------
                                       $15,881,407    $16,030,105
                                       ===========    ===========

      As of September 30, 2008, the components of distributable earnings on a tax basis were as follows:

      Unrealized depreciation             $(8,956,471)
      Undistributed tax-exempt
        income                               359,880
      Accumulated net loss
        on investments                       (32,810)
      Other temporary differences           (507,676)
                                          ----------
                                          $(9,137,077)
                                          ==========

      At September 30, 2008, the difference between book basis and tax basis unrealized appreciation is attributable primarily to premium/discount adjustments. The difference between book basis and tax basis undistributed income is due to the timing of distributions.

11. RECENT DEVELOPMENT

      Over the past year, municipal bond insurance companies have been under review by the three major rating agencies: Standard & Poor's, Moody's and Fitch. The ratings of some of the insurance companies have now either been downgraded and/or have a negative outlook. The financial markets continue to assess the severity of the losses caused by the subprime credit crisis and its impact on municipal bond insurance companies and the prices of insured municipal bonds.

                            TAX-FREE TRUST OF OREGON
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                               Class A
                                                       --------------------------------------------------------------------------
                                                       Six Months
                                                         Ended                         Year Ended September 30,
                                                        3/31/09      ------------------------------------------------------------
                                                       (unaudited)     2008          2007         2006         2005         2004
                                                       -----------   -------       -------      -------      -------      -------
Net asset value, beginning of period ...............    $ 10.11      $ 10.68       $ 10.84      $ 10.91      $ 11.01      $ 11.04
                                                        -------      -------       -------      -------      -------      -------
Income (loss) from investment operations:
  Net investment income ............................       0.21++       0.42++        0.41+        0.41+        0.42+        0.44+
  Net gain (loss) on securities (both
    realized and unrealized) .......................       0.39        (0.58)        (0.16)       (0.05)       (0.10)       (0.01)
                                                        -------      -------       -------      -------      -------      -------
  Total from investment operations .................       0.60        (0.16)         0.25         0.36         0.32         0.43
                                                        -------      -------       -------      -------      -------      -------
Less distributions (note 10):
  Dividends from net investment income .............      (0.21)       (0.41)        (0.41)       (0.41)       (0.41)       (0.44)
  Distributions from capital gains .................          -            -           ***        (0.02)       (0.01)       (0.02)
                                                        -------      -------       -------      -------      -------      -------
  Total distributions ..............................      (0.21)       (0.41)        (0.41)       (0.43)       (0.42)       (0.46)
                                                        -------      -------       -------      -------      -------      -------
Net asset value, end of period .....................    $ 10.50      $ 10.11       $ 10.68      $ 10.84      $ 10.91      $ 11.01
                                                        =======      =======       =======      =======      =======      =======
Total return (not reflecting sales charge) .........       5.99%*      (1.58)%        2.37%        3.42%        2.98%        3.97%
Ratios/supplemental data
  Net assets, end of period (in millions) ..........    $   334      $   324       $   336      $   359      $   369      $   367
  Ratio of expenses to average net assets ..........       0.73%**      0.76%         0.75%        0.75%        0.77%        0.72%
  Ratio of net investment income to average
    net assets .....................................       4.15%**      3.89%         3.77%        3.82%        3.79%        4.02%
  Portfolio turnover rate ..........................         12%*         15%           22%          16%          14%          11%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets ..........       0.73%**      0.74%         0.74%        0.74%        0.76%        0.71%

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
++    Per share  amounts have been  calculated  using the daily  average  shares method.
*     Not annualized.
**    Annualized.
***   Less than $0.01 per share.

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                              Class C
                                                      -----------------------------------------------------------------------
                                                       Six Months
                                                         Ended                        Year Ended September 30,
                                                        3/31/09       -------------------------------------------------------
                                                      (unaudited)      2008         2007        2006        2005        2004
                                                      -----------     ------       ------      ------      ------      ------
Net asset value, beginning of period ...............    $10.10        $10.68       $10.84      $10.90      $11.00      $11.03
                                                        ------        ------       ------      ------      ------      ------
Income (loss) from investment operations:
  Net investment income ............................      0.17++        0.33++       0.32+       0.32+       0.32+       0.35+
  Net gain (loss) on securities (both
    realized and unrealized) .......................      0.39         (0.59)       (0.16)      (0.04)      (0.09)      (0.02)
                                                        ------        ------       ------      ------      ------      ------
  Total from investment operations .................      0.56         (0.26)        0.16        0.28        0.23        0.33
                                                        ------        ------       ------      ------      ------      ------
Less distributions (note 10):
  Dividends from net investment income .............     (0.17)        (0.32)       (0.32)      (0.32)      (0.32)      (0.34)
  Distributions from capital gains .................         -             -          ***       (0.02)      (0.01)      (0.02)
                                                        ------        ------       ------      ------      ------      ------
  Total distributions ..............................     (0.17)        (0.32)       (0.32)      (0.34)      (0.33)      (0.36)
                                                        ------        ------       ------      ------      ------      ------
Net asset value, end of period .....................    $10.49        $10.10       $10.68      $10.84      $10.90      $11.00
                                                        ======        ======       ======      ======      ======      ======
Total return (not reflecting sales charge) .........      5.55%*       (2.51)%       1.51%       2.64%       2.10%       3.09%
Ratios/supplemental data
  Net assets, end of period (in millions) ..........    $ 16.9        $ 17.7       $ 25.3      $ 32.9      $ 41.9      $ 41.4
  Ratio of expenses to average net assets ..........      1.58%**       1.61%        1.60%       1.60%       1.62%       1.57%
  Ratio of net investment income to
    average net assets .............................      3.29%**       3.04%        2.92%       2.97%       2.94%       3.17%
  Portfolio turnover rate ..........................        12%*          15%          22%         16%         14%         11%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets ..........      1.58%**       1.59%        1.59%       1.59%       1.61%       1.56%

                                                                                              Class Y
                                                      -----------------------------------------------------------------------
                                                       Six Months
                                                         Ended                        Year Ended September 30,
                                                        3/31/09       -------------------------------------------------------
                                                      (unaudited)      2008         2007        2006        2005        2004
                                                      -----------     ------       ------      ------      ------      ------
Net asset value, beginning of period ...............    $10.10        $10.68       $10.84      $10.90      $11.00      $11.03
                                                        ------        ------       ------      ------      ------      ------
Income (loss) from investment operations:
  Net investment income ............................      0.22++        0.43++       0.43+       0.43+       0.43+       0.46+
  Net gain (loss) on securities (both
    realized and unrealized) .......................      0.39         (0.58)       (0.16)      (0.04)      (0.09)      (0.02)
                                                        ------        ------       ------      ------      ------      ------
  Total from investment operations .................      0.61         (0.15)        0.27        0.39        0.34        0.44
                                                        ------        ------       ------      ------      ------      ------
Less distributions (note 10):
  Dividends from net investment income .............     (0.22)        (0.43)       (0.43)      (0.43)      (0.43)      (0.45)
  Distributions from capital gains .................         -             -          ***       (0.02)      (0.01)      (0.02)
                                                        ------        ------       ------      ------      ------      ------
  Total distributions ..............................     (0.22)        (0.43)       (0.43)      (0.45)      (0.44)      (0.47)
                                                        ------        ------       ------      ------      ------      ------
Net asset value, end of period .....................    $10.49        $10.10       $10.68      $10.84      $10.90      $11.00
                                                        ======        ======       ======      ======      ======      ======
Total return (not reflecting sales charge) .........      6.07%*       (1.52)%       2.52%       3.67%       3.11%       4.13%
Ratios/supplemental data
  Net assets, end of period (in millions) ..........    $ 62.4        $ 58.4       $ 49.2      $ 43.9      $ 36.0      $ 37.0
  Ratio of expenses to average net assets ..........      0.58%**       0.61%        0.60%       0.60%       0.62%       0.57%
  Ratio of net investment income to
    average net assets .............................      4.29%**       4.04%        3.92%       3.97%       3.95%       4.17%
  Portfolio turnover rate ..........................        12%*          15%          22%         16%         14%         11%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets ..........      0.58%**       0.59%        0.59%       0.59%       0.61%       0.56%

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
++    Per share  amounts have been  calculated  using the daily  average  shares method.
*     Not annualized.
**    Annualized.
***   Less than $0.01 per share.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on October 1, 2008 and held for the six months ended March 31, 2009.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED MARCH 31, 2009

                       ACTUAL
                    TOTAL RETURN      BEGINNING        ENDING        EXPENSES
                       WITHOUT         ACCOUNT         ACCOUNT     PAID DURING
                  SALES CHARGES(1)      VALUE           VALUE      THE PERIOD(2)
--------------------------------------------------------------------------------
CLASS A                 5.99%         $1,000.00       $1,059.90        $3.75
--------------------------------------------------------------------------------
CLASS C                 5.55%         $1,000.00       $1,055.50        $8.10
--------------------------------------------------------------------------------
CLASS Y                 6.07%         $1,000.00       $1,060.70        $2.98
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.73%, 1.58% AND 0.58% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED MARCH 31, 2009

                     HYPOTHETICAL
                      ANNUALIZED      BEGINNING       ENDING         EXPENSES
                         TOTAL         ACCOUNT        ACCOUNT      PAID DURING
                        RETURN          VALUE          VALUE       THE PERIOD(1)
--------------------------------------------------------------------------------
Class A                  5.00%        $1,000.00      $1,021.29       $3.68
--------------------------------------------------------------------------------
Class C                  5.00%        $1,000.00      $1,017.05       $7.95
--------------------------------------------------------------------------------
Class Y                  5.00%        $1,000.00      $1,022.04       $2.92
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.73%, 1.58% AND 0.58% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

RENEWAL OF THE ADVISORY AND ADMINISTRATION AGREEMENT AND THE SUB-ADVISORY AGREEMENT

      Renewal until June 30, 2010 of the Advisory and Administration Agreement (the "Advisory Agreement") between the Trust and the Manager and the Sub-Advisory Agreement (the "Sub-Advisory Agreement") between the Manager and FAF Advisors, Inc. (the "Sub-Adviser") was approved by the Board of Trustees and the independent Trustees in March, 2009. At a meeting called and held for the foregoing purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

      o     Copies of the agreements to be renewed;

      o     A term sheet describing the material terms of the agreements;

      o The Annual Report of the Trust for the year ended September 30, 2008;

      o A report, prepared by the Manager and provided to the Trustees in advance of the meeting for the Trustees review, containing data about the performance of the Trust, data about its fees, expenses and purchases and redemptions of capital shares together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Manager and the Sub-Adviser; and

      o Quarterly materials reviewed at prior meetings on the Trust's performance, operations, portfolio and compliance.

      The  Trustees  acted  on  the  Advisory  Agreement  and  the  Sub-Advisory
Agreement separately but they considered each in conjunction with the other to determine the agreements' combined effects on the Trust. The Trustees reviewed materials relevant to, and considered, the factors set forth below, and as to each agreement reached the conclusions described.

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE MANAGER AND THE SUB-ADVISER.

      The Manager has provided  all  administrative  services to the Trust.  The
Board considered the nature and extent of the Manager's supervision of third-party service providers, including the Trust's shareholder servicing agent and custodian. The Board considered that the Manager had established and maintained a strong culture of ethical conduct and regulatory compliance.

      The Manager has arranged for the Sub-Adviser to provide local management of the Trust's portfolio. The Trustees noted that the Sub-Adviser employed Mr. Michael S. Hamilton as portfolio manager for the Trust, and had provided facilities for credit analysis of the Trust's portfolio securities. Mr. Hamilton, based in Portland, Oregon, has provided local information regarding specific holdings in the Trust's portfolio. The portfolio manager has also been available to and has met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Trust's portfolio, with which to assess the Trust as an investment vehicle for residents of Oregon in light of prevailing interest rates and local economic conditions.

      The Board considered that the Manager and the Sub-Adviser had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Trust, given that its purpose is to provide shareholders with as high a level of current income exempt from Oregon state and regular Federal income taxes as is consistent with preservation of capital. It noted that compared to other Oregon state-specific municipal bond funds, the portfolio of the Trust was of significantly higher quality and contained no securities subject to the alternative minimum tax.

      The Board concluded that a commendable quality of services was provided and that the Trust would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement and the Sub-Advisory Agreement.

THE INVESTMENT PERFORMANCE OF THE TRUST.

      The Board reviewed each aspect of the Trust's performance and compared its performance with that of its local competitors, with national averages and with benchmark indices. It was noted that the materials provided by the Manager indicated that compared to the five largest competitive Oregon funds, the Trust has had an average annual return that was greater than all but two of its peers for the one-, three- and five-year periods and greater than all of its peers for the ten-year period, with annualized rates of return explained in part by the Trust's generally higher-quality portfolio and generally shorter average maturities.

      The Board concluded that the performance of the Trust was acceptable in light of market conditions, the length of its average maturities, its investment objectives and its long-standing emphasis on minimizing risk. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement and the Sub-Advisory Agreement would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGER AND THE SUB-ADVISER AND THEIR AFFILIATES FROM THEIR RELATIONSHIPS WITH THE TRUST.

      The information provided in connection with renewal contained expense data for the Trust and its local competitors as well as data for all single-state tax-free municipal bond funds nationwide, including data for all such front-end sales charge funds of a comparable asset size. The materials also showed the profitability to the Manager and the Sub-Adviser of their services to the Trust.

      The Board compared the expense and fee data with respect to the Trust to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Trust and the fees paid were similar to and were reasonable as compared to those being paid by single-state tax-free municipal bond funds nationwide and by the Trust's local competitors.

      The Board considered that the foregoing indicated the appropriateness of the costs of the services to the Trust, which was being well managed as indicated by the factors considered previously.

      The Board further concluded that the profitability to the Manager and the Sub-Adviser did not argue against approval of the fees to be paid under the Advisory Agreement or the Sub-Advisory Agreement.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE TRUST GROWS.

      Data provided to the Trustees showed that the Trust's average net asset size had trended lower in recent years. The Trustees also noted that the materials indicated that the Trust's fees were already lower than what those of its peers would be at comparable asset levels, including those with breakpoints. Evaluation of this factor indicated to the Board that the Advisory Agreement and the Sub-Advisory Agreement should be renewed without addition of breakpoints at this time.

BENEFITS DERIVED OR TO BE DERIVED BY THE MANAGER AND THE SUB-ADVISER AND THEIR AFFILIATES FROM THEIR RELATIONSHIPS WITH THE TRUST.

      The Board observed that, as is generally true of most fund complexes, the Manager and the Sub-Adviser and their affiliates, by providing services to a number of funds or other investment clients including the Trust, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Manager and the Sub-Adviser and their affiliates, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Trust twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Trust's portfolio other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q which is available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2008 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

FOUNDERS

  Lacy B. Herrmann, Chairman Emeritus
  Aquila Management Corporation

MANAGER

  AQUILA INVESTMENT MANAGEMENT LLC
  380 Madison Avenue, Suite 2300
  New York, New York 10017

INVESTMENT SUB-ADVISER

  FAF ADVISORS, INC.
  555 S.W. Oak Street
  U.S. Bancorp Tower
  Portland, Oregon 97204

BOARD OF TRUSTEES

  James A. Gardner, Chair
  Diana P. Herrmann, Vice Chair
  Gary C. Cornia
  Edmund P. Jensen
  John W. Mitchell
  Ralph R. Shaw
  Nancy Wilgenbusch

OFFICERS

  Diana P. Herrmann, President
  Maryann Bruce, Senior Vice President
  Sally J. Church, Vice President
  Christine L. Neimeth, Vice President
  Robert W. Anderson, Chief Compliance Officer
  Joseph P. DiMaggio, Chief Financial Officer and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR

  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT

  PNC GLOBAL INVESTMENT SERVICING
  101 Sabin Street
  Pawtucket, RI 02860

CUSTODIAN

  JPMORGAN CHASE BANK, N.A.
  1111 Polaris Parkway
  Columbus, Ohio 43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  TAIT, WELLER & BAKER LLP
  1818 Market Street, Suite 2400
  Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.




ITEM 2.  CODE OF ETHICS.

		Not applicable


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

		Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

		No applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

		Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.


(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.



SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE TRUST OF OREGON


By:  /s/  Diana P. Herrmann
- ---------------------------------
Vice Chair, President and Trustee
June 3, 2009




By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Chief Financial Officer
June 3, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- ---------------------------------
Diana P. Herrmann
Vice Chair, President and Trustee
June 3, 2009



By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
June 3, 2009



TAX-FREE TRUST OF OREGON

EXHIBIT INDEX

 (a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.